Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. All subsidiaries were dormant with no activities and were dissolved during 2024.

Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Certain footnotes and other financial information normally required by U.S. GAAP have been condensed or omitted in accordance with instructions for interim financial information and Article 8 of Regulation S-X. In the opinion of management, such statements include all adjustments which are considered necessary for a fair presentation of the unaudited condensed financial statements of the Company as of March 31, 2026 and 2025. The operating results herein are not necessarily an indication of the results that may be expected for the year, or any future periods. The unaudited condensed financial statements should be read in conjunction with the Company’s audited financial statements and notes thereto for the years ended December 31, 2025 and 2024, as included in the Form 10-K dated March 31, 2026 and filed with the Securities and Exchange Commission (“SEC”).

Certain prior period amounts have been reclassified to conform to the current period presentation. Specifically, the Motherlode Promissory Note, which was previously included within Related Party Debt, has been reclassified and presented separately as Notes Payable to reflect that Motherlode ceased to be a related party of the Company in April 2024 (see Note 7 — Notes Payable). These reclassifications did not affect previously reported total liabilities, total stockholders’ equity, net loss, or cash flows for any period presented.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). In the opinion of management, such statements include all adjustments which are considered necessary for a fair presentation of the consolidated financial statements of the Company as of December 31, 2025 and 2024.

Use of Estimates

Use of Estimates

The preparation of financial statements and related disclosures in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities at the date of the unaudited condensed financial statements and the reported amounts of revenue and expenses during the reporting period. Significant estimates made by management include assumptions used in estimates of future credit losses under the current expected credit loss impairment model, valuation of SAFE liabilities, revenue recognition, including cost estimates and percentage complete, provisions for income taxes and related valuation allowances and tax uncertainties. On an ongoing basis, management reviews these estimates and assumptions based on currently available information. Actual results could differ from these estimates.

Use of Estimates

The preparation of financial statements and related disclosures in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Significant estimates made by management include assumptions used in estimates of future credit losses under the current expected credit loss impairment model, valuation of SAFE liability, revenue recognition, including cost estimates and percentage complete, provisions for income taxes and related valuation allowances and tax uncertainties. On an ongoing basis, management reviews these estimates and assumptions based on currently available information. Actual results could differ from these estimates.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of demand deposits with financial institutions and accounts receivable. The Company maintains cash balances with financial institutions, which at times, are in excess of amounts insured by the Federal Deposit Insurance Corporation. To date, the Company has not experienced any collection loss with these institutions.

Accounts receivable are subject to the risk that the Company’s customers will not pay the amounts due. The Company has established credit and collection policies to mitigate that risk. As of March 31, 2026, the Company had four customers that accounted for approximately 61% of the Company’s accounts receivable balance, comprising 22%, 16%, 12%, and 11%, respectively. During the three months ended March 31, 2026, the Company had four customers that accounted for approximately 60% of the Company’s total revenues, comprising 19%, 17%, 14% and 10%, respectively.

As of December 31, 2025, the Company had four customers that accounted for approximately 59% of the Company’s accounts receivable balance, comprising 29%, 17%, 8% and 5%. During the three months ended March 31, 2025, the Company had two customers that accounted for approximately 55% of the Company’s total revenues, comprising 43% and 12%.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of demand deposits with financial institutions and accounts receivable. The Company maintains cash balances with financial institutions, which at times, are in excess of amounts insured by the Federal Deposit Insurance Corporation. To date, the Company has not experienced any collection loss with these institutions.

Accounts receivable are subject to the risk that the Company’s customers will not pay the amounts due. The Company has established credit and collection policies to mitigate that risk. As of December 31, 2025, the Company had four customers that accounted for approximately 59% of the Company’s trade accounts receivable balance, comprising 29%, 17%, 8%, and 5%, respectively. During the year ended December 31, 2025, the Company had three customers that accounted for approximately 48% of the Company’s total revenues comprising 18%, 15%, and 15%, respectively.

As of December 31, 2024, the Company had two customers that accounted for approximately 65% of the Company’s accounts receivable balance. During the year ended December 31, 2024, the Company had three customers that accounted for approximately 36% of the Company’s total revenues.

Segment Reporting

Segment Reporting

The Company determines its reportable segments in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 280, Segment Reporting (“ASC 280”). The Company evaluates a reporting segment by first identifying its operating segments under ASC 280. The Company then evaluates each operating segment to determine if it includes one or more components that constitute a business. If there are components within an operating segment that meet the definition of a business, the Company evaluates those components to determine if they must be aggregated into one or more reportable segments. If applicable, when determining if it is appropriate to aggregate different operating segments, the Company determines if the segments are economically similar and, if so, the operating segments are aggregated.

The Company has one operating segment and one reportable segment. The Company identifies the Chief Operating Decision Maker (“CODM”) to be a group consisting of the Chief Executive Officer (“CEO”) and the Chief Financial Officer (“CFO”). The Company’s principal operations are in the United States. The CODM utilizes and regularly reviews gross profit and loss from operations as measures of segment profit or loss. These measures enable the CODM to access the overall level of available resources and determine how best to deploy resources.

A reconciliation of total segment revenues to total revenues, which is the same as revenues as presented on the accompanying unaudited condensed statements of operations, and of total segment gross profit and segment operating income (loss) which aggregates to total operating income (loss) from operations is as follows (in thousands):

	For the three months ended March 31,
	2026	2025
Revenues	$4,430	$5,446

Less:
Cost of revenues	3,603	4,187
Segment gross profit	827	1,259

Less(1):
Segment compensation expenses (2)	1,547	752
Segment travel expenses (3)	163	56
Other segment expenses (4)	1,317	820
Segment operating loss	$(2,200)	$(369)
(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.
(2)	Compensation related expenses primarily include salaries and related payroll tax expenses.
(3)	Travel related expenses primarily include travel expenses.
(4)	Other segment expenses for each reportable segment includes all other operating expenses such as management fees, professional fees, insurance, rent and other.

Segment Reporting

The Company determines its reportable segments in accordance with FASB ASC Topic 280, Segment Reporting (“ASC 280”). The Company evaluates a reporting segment by first identifying its operating segments under ASC 280. The Company then evaluates each operating segment to determine if it includes one or more components that constitute a business. If there are components within an operating segment that meet the definition of a business, the Company evaluates those components to determine if they must be aggregated into one or more reportable segments. If applicable, when determining if it is appropriate to aggregate different operating segments, the Company determines if the segments are economically similar and, if so, the operating segments are aggregated.

The Company has one operating segment and one reportable segment. The Company identifies the Chief Operating Decision Maker (“CODM”) to be a group consisting of the Chief Executive Officer (“CEO”) and the Chief Financial Officer (“CFO”). The CODM reviews financial information on a consolidated basis for purposes of allocating resources and evaluating financial performance. The Company’s principal operations are in the United States. The CODM utilizes and regularly reviews consolidated gross profit and loss from operations as measures of segment profit or loss. These measures enable the CODM to access the overall level of available resources and determine how best to deploy resources.

A reconciliation of total segment revenues to total consolidated revenues, which is the same as consolidated revenues as presented on the accompanying consolidated statements of operations, and of total segment gross profit and segment operating income (loss) which aggregates to total consolidated operating income (loss) from operations is as follows (in thousands):

	For the years ended December 31,
	2025	2024
Revenues	$21,618	$8,495

Less:
Cost of revenues	17,614	7,331
Segment gross profit	4,004	1,164

Less(1):
Segment compensation expenses (2)	3,565	2,095
Segment travel expenses (3)	369	228
Other segment expenses (4)	3,776	2,059
Segment operating loss	$(3,706)	$(3,218)
(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.
(2)	Compensation related expenses primarily include salaries and related payroll tax expenses.
(3)	Travel related expenses primarily include travel expenses.
(4)	Other segment expenses for each reportable segment includes all other operating expenses such as management fees, professional fees, insurance, rent and other.

The measure of segment assets is reported in the accompanying consolidated balance sheets as “Total assets.”

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term, highly liquid investments with original maturities of 90 days or less to be cash equivalents. As of March 31, 2026, and December 31, 2025 cash equivalents consisted of money market funds. Money market funds are invested primarily in U.S. government securities and are recorded at fair value, which approximates cost due to their highly liquid nature and short maturities.

The Company maintained $36 thousand of deposits in financial institutions in excess of federally insured limits of $250 thousand at March 31, 2026. The Company has not experienced any losses in such accounts and management believes it is not exposed to significant credit risk on its cash deposits.

Cash and Cash Equivalents

The Company considers all short-term, highly liquid investments with original maturities of 90 days or less to be cash equivalents. As of December 31, 2025, cash equivalents consisted of money market funds. Money market funds are invested primarily in U.S. government securities and are recorded at fair value, which approximates cost due to their highly liquid nature and short maturities. The Company had no cash equivalents as of December 31, 2024.

The Company maintained $32 thousand of deposits in financial institutions in excess of federally insured limits of $250 thousand at December 31, 2025. The Company has not experienced any losses in such accounts and management believes it is not exposed to significant credit risk on its cash deposits.

Accounts Receivable, Unbilled Receivables, Network Financing Receivables and Allowance for Credit Losses

Accounts Receivable, Unbilled Receivables, Network Financing Receivables and Allowance for Credit Losses

Trade accounts receivable are recorded at invoiced amounts, net of allowance for expected credit losses, if applicable, and are unsecured and do not bear interest. In addition, unbilled receivables and network financing receivables are derived from the allocation of contract consideration for services, such as network design and installation, recognized over time, which payment of such consideration received over the contract term, generally between one and several years. Unbilled and network financing receivables are presented net of allowances for credit losses. Unbilled receivables are generally billed within a few months subsequent to the balance sheet date. Network financing receivables are billed monthly in accordance with contract terms, generally over a period of five to seven years, concurrent with internet network services.

Network financing receivables represent amounts due from customers for network infrastructure designed, installed, and managed by the Company pursuant to network service agreements, billed monthly in accordance with contract terms generally over a period of five to seven years, concurrent with the delivery of internet network services. The majority of the Company’s network financing receivables are financed through participation and agency agreements with Endurance Opportunities (as defined below), under which the Company sells an undivided participation interest in the underlying network service agreement (see Note 6 — Related Party Debt). Because the Company retains a repurchase obligation under these arrangements, the network financing receivables remain on the Company’s balance sheet and the related financing is recorded as debt. The Company also has a limited number of self-financed network financing receivables for which no third-party financing has been obtained. The Company retains the credit risk associated with customer nonpayment on all network financing receivables, whether financed through Endurance Opportunities or self-financed.

Under the current expected credit losses (“CECL”) impairment model, the Company develops and documents its allowance for credit losses on trade accounts receivable, unbilled receivables, and network financing receivables. The Company applies different estimation methodologies depending on the nature of the asset class. For trade accounts receivable, the Company uses an aging schedule method, under which reserve percentages of 50%, 75%, and 100% are applied to invoices aged 91–120 days, 121–180 days, and over 180 days past due, respectively. Invoices aged 90 days or fewer are reserved at a de minimis rate supported by historical collection experience. For unbilled receivables and network financing receivables, the Company uses a historical loss rate method. No write-offs or credit losses have been recorded on unbilled receivables or network financing receivables since inception, resulting in a historical loss rate of zero; accordingly, no allowance has been recorded against these balances as of March 31, 2026 and December 31, 2025. The Company also considers reasonable and supportable current information in determining its estimated loss rates, such as external forecasts, macroeconomic trends or other factors including customers’ credit risk and historical loss experience. At March 31, 2026 and December 31, 2025, no macroeconomic factors were noted that would impact the Company’s expected credit losses.

Effective for the year ended December 31, 2025, the Company changed its estimation methodology for trade accounts receivable from a historical loss rate method to an aging schedule method, accounted for prospectively as a change in accounting estimate. The change reflects a refinement in the Company’s measurement approach driven by the growth of the accounts receivable portfolio and the availability of more granular invoice-level aging data, which now support a more precise estimate of expected credit losses. No prior periods have been restated.

The adequacy of the allowance is evaluated on a regular basis. Account balances are written off after all means of collection are exhausted and the balance is deemed uncollectible. Subsequent recoveries are credited to the allowance. Changes in the allowance are recorded as adjustments to provision for credit losses in the period incurred. At March 31, 2026 and December 31, 2025 the Company recorded an allowance for expected credit losses of approximately $0.4 million and $0.3 million, respectively, related entirely to trade accounts receivable.

Accounts Receivable, Unbilled Receivables, Network Financing Receivables and Allowance for Credit Losses

Trade accounts receivable are recorded at invoiced amounts, net of allowance for expected credit losses, if applicable, and are unsecured and do not bear interest. In addition, unbilled receivables and network financing receivables are derived from the allocation of contract consideration for services, such as network design and installation, recognized over time, which payment of such consideration received over the contract term, generally between one and several years. Unbilled and network financing receivables are presented net of allowances for credit losses. Unbilled receivables are generally billed within a few months subsequent to the balance sheet date. Network financing receivables are billed monthly in accordance with contract terms, generally over a period of five to seven years, concurrent with internet network services. Trade accounts receivable was $0.9 million as of January 1, 2024, unbilled receivables was $0 as of January 1, 2024 and network financing receivables was $0 as of January 1, 2024.

Network financing receivables represent amounts due from customers for network infrastructure designed, installed, and managed by the Company pursuant to network service agreements, billed monthly in accordance with contract terms generally over a period of five to seven years, concurrent with the delivery of internet network services. The majority of the Company’s network financing receivables are financed through participation and agency agreements with Endurance Opportunities (as defined below), under which the Company sells an undivided participation interest in the underlying network service agreement (see Note 6 — Related Party Debt). Because the Company retains a repurchase obligation under these arrangements, the network financing receivables remain on the Company’s balance sheet and the related financing is recorded as debt. The Company also has a limited number of self-financed network financing receivables for which no third-party financing has been obtained. The Company retains the credit risk associated with customer nonpayment on all network financing receivables, whether financed through Endurance Opportunities or self-financed.

Under the current expected credit losses (“CECL”) impairment model, the Company develops and documents its allowance for credit losses on trade accounts receivable, unbilled receivables, and network financing receivables. The Company applies different estimation methodologies depending on the nature of the asset class. For trade accounts receivable, the Company uses an aging schedule method, under which reserve percentages of 50%, 75%, and 100% are applied to invoices aged 91–120 days, 121–180 days, and over 180 days past due, respectively. Invoices aged 90 days or fewer are reserved at a de minimis rate supported by historical collection experience. For unbilled receivables and network financing receivables, the Company uses a historical loss rate method. No write-offs or credit losses have been recorded on unbilled receivables or network financing receivables since inception, resulting in a historical loss rate of zero; accordingly, no allowance has been recorded against these balances as of December 31, 2025 or 2024. The Company also considers reasonable and supportable current information in determining its estimated loss rates, such as external forecasts, macroeconomic trends or other factors including customers’ credit risk and historical loss experience. At December 31, 2025 and 2024, no macroeconomic factors were noted that would impact the Company’s expected credit losses.

Effective in the fourth quarter 2025, the Company changed its estimation methodology for trade accounts receivable from a historical loss rate method to an aging schedule method, accounted for prospectively as a change in accounting estimate. The change reflects a refinement in the Company’s measurement approach driven by the growth of the sales portfolio and the availability of more granular invoice-level aging data, which now support a more precise estimate of expected credit losses. The effect of this change for the year ended December 31, 2025 was to increase bad debt expense and the allowance for credit losses by approximately $0.3 million compared to what would have been recorded under the prior methodology.

The adequacy of the allowance is evaluated on a regular basis. Account balances are written off after all means of collection are exhausted and the balance is deemed uncollectible. Subsequent recoveries are credited to the allowance. Changes in the allowance are recorded as adjustments to provision for credit losses in the period incurred. At December 31, 2025, the Company recorded an allowance for expected credit losses of approximately $0.3 million, related entirely to trade accounts receivable. At December 31, 2024, the Company recorded no allowance for expected credit losses.

Inventories

Inventories

The Company’s inventories are stated at the lower of cost or net realizable value, using specific identification method. The Company’s inventories consists completely of items procured but not yet assigned or shipped to a specific job site and finished goods inventory. Indirect costs relating to long-term contracts, which include expenses such as general and administrative, are charged to expense as incurred. During the three months ended March 31, 2026 and 2025 charges to inventory were insignificant.

Inventories

The Company’s inventories are stated at the lower of cost or net realizable value, using specific identification method. The Company’s inventories consists completely of items procured but not yet assigned or shipped to a specific job site and finished goods inventory. Indirect costs relating to long-term contracts, which include expenses such as general and administrative, are charged to expense as incurred. During the year ended December 31, 2025, the Company recorded an inventory charge of approximately $0.3 million related to inventory consumed or otherwise disposed of, which was charged to cost of revenues. The Company had no material charges against inventory during the year ended December 31, 2024 and has not recorded an inventory reserve at December 31, 2025 and 2024.

Deferred Offering Costs

Deferred Financing or Offering Costs

The Company allocates offering costs to the different components of the capital raise on a pro rata basis. Offering costs allocated to common stock are charged directly to additional paid‑in capital.

The Company accounts for deferred offering costs in accordance with FASB ASC Topic 340, Other Assets and Deferred Costs, and Staff Accounting Bulletin Topic 5A. Deferred offering costs consist primarily of legal, accounting, consulting, and underwriting fees directly attributable to the Offering.

Upon the closing of the Offering on November 6, 2025, the Company reclassified approximately $2.0 million of deferred offering costs to additional paid-in capital as a direct reduction of offering proceeds.

Deferred Offering Costs

The Company allocates offering costs to the different components of the capital raise on a pro rata basis. Offering costs allocated to common stock are charged directly to additional paid-in capital.

The Company accounts for deferred offering costs in accordance with FASB ASC Topic 340, Other Assets and Deferred Costs, and Staff Accounting Bulletin Topic 5A. Deferred offering costs charged against additional paid-in capital during the year ended December 31, 2025, consisted primarily of legal, accounting, consulting, and underwriting fees directly attributable to the Company’s initial public offering.

Prior to the completion of the Offering, these costs were capitalized as deferred offering costs. Upon the closing of the Offering on November 6, 2025, the Company reclassified approximately $2.0 million of deferred offering costs to additional paid-in capital as a direct reduction of offering proceeds. The Company had no deferred offering costs as of December 31, 2024.

Distinguishing Liabilities from Equity

Distinguishing Liabilities from Equity

The Company relies on the guidance provided by FASB ASC Topic 480, Distinguishing Liabilities from Equity (“ASC 480”), to classify certain redeemable and/or convertible instruments. The Company first determines whether a financial instrument should be classified as a liability. The Company will determine the liability classification if the financial instrument is mandatorily redeemable, or if the financial instrument, other than outstanding shares, embodies a conditional obligation that the Company must or may settle by issuing a variable number of its equity shares.

Once the Company determines that a financial instrument should not be classified as a liability, the Company determines whether the financial instrument should be presented between the liability section and the equity section of the unaudited condensed balance sheets. The Company will determine temporary equity classification if the redemption of the financial instrument is outside the control of the Company (i.e. at the option of the holder). Otherwise, the Company accounts for the financial instrument as permanent equity.

Distinguishing Liabilities from Equity

The Company relies on the guidance provided by FASB ASC Topic 480, Distinguishing Liabilities from Equity (“ASC 480”), to classify certain redeemable and/or convertible instruments. The Company first determines whether a financial instrument should be classified as a liability. The Company will determine the liability classification if the financial instrument is mandatorily redeemable, or if the financial instrument, other than outstanding shares, embodies a conditional obligation that the Company must or may settle by issuing a variable number of its equity shares.

Once the Company determines that a financial instrument should not be classified as a liability, the Company determines whether the financial instrument should be presented between the liability section and the equity section of the audited consolidated balance sheets. The Company will determine temporary equity classification if the redemption of the financial instrument is outside the control of the Company (i.e. at the option of the holder). Otherwise, the Company accounts for the financial instrument as permanent equity.

Derivative Financial Instruments

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging.” For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date.

Revenue Recognition

Revenue Recognition

Overview

The Company generates revenue from the following sources: (1) network design and installation and (2) internet network services.

In accordance with FASB ASC 606 “Revenue Recognition” (“ASC 606”), the Company recognizes revenue from contracts with customers using a five-step model, which is described below:

●	identify the customer contract;
●	identify performance obligations that are distinct;
●	determine the transaction price;
●	allocate the transaction price to the distinct performance obligations; and
●	recognize revenue as the performance obligations are satisfied.

Identify the customer contract

A customer contract is generally identified when there is approval and commitment from both the Company and its customer, the rights have been identified, payment terms are identified, the contract has commercial substance and collectability is probable. Specifically, the Company obtains written/electronic signatures on contracts with customers.

Identify performance obligations that are distinct

A performance obligation is a promise by the Company to provide a distinct good or service or a series of distinct goods or services. A good or service that is promised to a customer is distinct if the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer, and a company’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract. The Company’s network design and installation revenue stream requires significant services to integrate complex activities and equipment into a single deliverable, and is therefore generally accounted for as one distinct performance obligation. The Company’s internet network services revenue stream is composed of two distinct and separately identifiable performance obligations: (1) wired/wireless internet services and (2) hardware and internet services maintenance. The hardware and internet services maintenance performance obligation is a stand-ready obligation.

Determine the transaction price

The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring goods or services to a customer. The transaction price for the network design and installation is fixed based on the amount stated in the contract. For contracts in which the Company finances the construction of the network, any interest collected by the Company is excluded from the transaction price. The transaction price for the bulk internet services is determined by the monthly per unit price times the number of units stated in the contract.

The Company evaluates its contracts with customers for the presence of significant financing components. If a significant financing component is identified in a contract and provides a financing benefit to the customer, the transaction price for the contract is adjusted to account for the financing portion of the arrangement, which is recognized as interest income over the financing term using the effective interest method. In determining the appropriate interest rates for significant financing components, the Company evaluates the credit profile of the customer and prevailing market interest rates and selects an interest rate in which it believes would be charged to the customer in a separate financing arrangement over a similar financing term.

Allocate the transaction price to distinct performance obligations

When allocating the contract’s transaction price, the Company considers each distinct performance obligation. As the contracts contain multiple performance obligations, and the Company does not have standalone observable prices, the Company notes the contract’s transaction price of each performance obligation based on the standalone selling price, which is determined using an expected cost plus a margin approach.

Recognize revenue as the performance obligations are satisfied

Revenue related to network design and installation revenue stream is recognized over time as the Company’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced date. The best measure of progress toward completion for this performance obligation is costs incurred to date, as the Company has reliable information about the costs it expects to incur in total and the costs actually incurred and because it best depicts the transfer of control to the customer which occurs as it incurs costs on the contracts. For over time contracts using a cost-to-cost measure of progress, the Company has an estimate at completion (“EAC”) process in which the Company reviews the progress and execution of its performance obligations. This EAC process requires management’s judgment relative to assessing risks, estimating contract revenue and costs, and making assumptions for schedule and technical issues. Accordingly, the Company will use an input method of costs incurred to date relative to the estimated total costs to satisfy the performance obligation to record revenue.

Revenue related to wired/wireless internet services is recognized over time as the customer simultaneously receives and consumes the benefits provided by the Company’s performance as the Company performs. The best measure of progress toward completion for this performance obligation is the passage of time as the Company’s efforts are used evenly throughout the performance of the wired and wireless internet services performance obligation. Accordingly, the Company uses an input method of time (in days) elapsed to record revenue as the performance obligation is satisfied evenly over time as the same internet services are provided daily. Revenue will be recorded ratably over the contract term.

Revenue related to hardware and internet services maintenance is recognized over time as the customer simultaneously receives and consumes the benefits provided by the Company’s performance as the Company performs. This performance obligation is a stand-ready obligation in which the Company expects the customer to receive and consume the benefits of the hardware and internet services maintenance throughout the contract period. Accordingly, the Company uses an input method of time (in days) elapsed to record revenue. The Company notes that as this is a stand-ready obligation, the performance obligation is satisfied evenly over a period of time, and revenue will be recorded ratably over the contract term.

Costs to obtain contracts

The Company incurs incremental costs to obtain contracts with their customers for certain contracts, specifically sales commissions. These costs are initially capitalized and amortized over the contract term. As of March 31, 2026 and 2025, the Company had approximately $220 thousand and $173 thousand, respectively, of costs to obtain contracts capitalized which are presented within prepaid expenses and other current assets. The Company recognized approximately $3 thousand and $0 of amortization of costs to obtain contracts for the three months ended March 31, 2026 and 2025, respectively, which is included in sales and marketing expense in the accompanying unaudited condensed statements of operations.

Significant Judgments

The Company enters into contracts that may include various combinations of equipment, services and network installation. Contracts with customers often include promises to transfer multiple products and services to a customer. Determining whether products and services are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment. Once the Company determines the performance obligations, it determines the transaction price, which includes estimating the amount of variable consideration to be included in the transaction price, if any. The Company then allocates the transaction price to each performance obligation in the contract based on the stand alone selling price. The corresponding revenue is recognized as the related performance obligations are satisfied. As it relates to Network design and installation revenue, each reporting period, the Company estimates the amount of costs incurred to date as a percentage of total estimated costs to determine the amount of revenue to recognize.

Deferred Revenue and Unbilled Receivables

The timing of revenue recognition, billings and collections results in receivables, unbilled receivables and contract liabilities on its unaudited condensed balance sheets. Under typical payment terms for its contracts accounted for over time, amounts are billed as work progresses in accordance with agreed-upon contractual terms. For certain contracts, billings occur subsequent to revenue recognition, resulting in unbilled receivables. Under ASC 606, unbilled receivables constitute contract assets. For certain contracts, payment terms typically require advanced payments and deposits. Under ASC 606, payments received from customers in excess of revenue recognized to-date results in a contract liability.

Revenue Recognition

Overview

The Company generates revenue from the following sources: (1) network design and installation and (2) internet network services.

In accordance with FASB ASC 606 “Revenue Recognition” (“ASC 606”), the Company recognizes revenue from contracts with customers using a five-step model, which is described below:

●	identify the customer contract;
●	identify performance obligations that are distinct;
●	determine the transaction price;
●	allocate the transaction price to the distinct performance obligations; and
●	recognize revenue as the performance obligations are satisfied.

Identify the customer contract

A customer contract is generally identified when there is approval and commitment from both the Company and its customer, the rights have been identified, payment terms are identified, the contract has commercial substance and collectability is probable. Specifically, the Company obtains written/electronic signatures on contracts with customers.

Identify performance obligations that are distinct

A performance obligation is a promise by the Company to provide a distinct good or service or a series of distinct goods or services. A good or service that is promised to a customer is distinct if the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer, and a company’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract. The Company’s network design and installation revenue stream requires significant services to integrate complex activities and equipment into a single deliverable, and is therefore generally accounted for as one distinct performance obligation. The Company’s internet network services revenue stream is composed of two distinct and separately identifiable performance obligations: (1) wired/wireless internet services and (2) hardware and internet services maintenance. The hardware and internet services maintenance performance obligation is a stand-ready obligation.

Determine the transaction price

The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring goods or services to a customer. The transaction price for the network design and installation is fixed based on the amount stated in the contract. For contracts in which the Company finances the construction of the network, any interest collected by the Company is excluded from the transaction price. The transaction price for the bulk internet services is determined by the monthly per unit price times the number of units stated in the contract.

The Company evaluates its contracts with customers for the presence of significant financing components. If a significant financing component is identified in a contract and provides a financing benefit to the customer, the transaction price for the contract is adjusted to account for the financing portion of the arrangement, which is recognized as interest income over the financing term using the effective interest method. In determining the appropriate interest rates for significant financing components, the Company evaluates the credit profile of the customer and prevailing market interest rates and selects an interest rate in which it believes would be charged to the customer in a separate financing arrangement over a similar financing term.

Allocate the transaction price to distinct performance obligations

When allocating the contract’s transaction price, the Company considers each distinct performance obligation. As the contracts contain multiple performance obligations, and the Company does not have standalone observable prices, the Company notes the contract’s transaction price of each performance obligation based on the standalone selling price, which is determined using an expected cost plus a margin approach.

Recognize revenue as the performance obligations are satisfied

Revenue related to network design and installation revenue stream is recognized over time as the Company’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced date. The best measure of progress toward completion for this performance obligation is costs incurred to date, as the Company has reliable information about the costs it expects to incur in total and the costs actually incurred and because it best depicts the transfer of control to the customer which occurs as it incurs costs on the contracts. For over time contracts using a cost-to-cost measure of progress, the Company has an estimate at completion (“EAC”) process in which the Company reviews the progress and execution of its performance obligations. This EAC process requires management’s judgment relative to assessing risks, estimating contract revenue and costs, and making assumptions for schedule and technical issues. Accordingly, the Company will use an input method of costs incurred to date relative to the estimated total costs to satisfy the performance obligation to record revenue.

Revenue related to wired/wireless internet services is recognized over time as the customer simultaneously receives and consumes the benefits provided by the Company’s performance as the Company performs. The best measure of progress toward completion for this performance obligation is the passage of time as the Company’s efforts are used evenly throughout the performance of the wired and wireless internet services performance obligation. Accordingly, the Company uses an input method of time (in days) elapsed to record revenue as the performance obligation is satisfied evenly over time as the same internet services are provided daily. Revenue will be recorded ratably over the contract term.

Revenue related to hardware and internet services maintenance is recognized over time as the customer simultaneously receives and consumes the benefits provided by the Company’s performance as the Company performs. This performance obligation is a stand-ready obligation in which the Company expects the customer to receive and consume the benefits of the hardware and internet services maintenance throughout the contract period. Accordingly, the Company uses an input method of time (in days) elapsed to record revenue. The Company notes that as this is a stand-ready obligation, the performance obligation is satisfied evenly over a period of time, and revenue will be recorded ratably over the contract term.

Costs to obtain contracts

The Company incurs incremental costs to obtain contracts with their customers for certain contracts, specifically sales commissions. These costs are initially capitalized and amortized over the contract term. As of December 31, 2025 and 2024, the Company had approximately $188 thousand and $148 thousand, respectively, of costs to obtain contracts capitalized which are presented within prepaid expenses and other current assets. The Company recognized approximately $32 thousand and $0 of amortization of costs to obtain contracts during the years ended December 31, 2025 and 2024, respectively, which is included in commissions expense in the accompanying consolidated statements of operations.

Significant Judgments

The Company enters into contracts that may include various combinations of equipment, services and network installation. Contracts with customers often include promises to transfer multiple products and services to a customer. Determining whether products and services are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment. Once the Company determines the performance obligations, it determines the transaction price, which includes estimating the amount of variable consideration to be included in the transaction price, if any. The Company then allocates the transaction price to each performance obligation in the contract based on the stand alone selling price. The corresponding revenue is recognized as the related performance obligations are satisfied. As it relates to Network design and installation revenue, each reporting period, the

Company estimates the amount of costs incurred to date as a percentage of total estimated costs to determine the amount of revenue to recognize.

Deferred Revenue and Unbilled Receivables

The timing of revenue recognition, billings and collections results in receivables, unbilled receivables and contract liabilities on its audited consolidated balance sheets. Under typical payment terms for its contracts accounted for over time, amounts are billed as work progresses in accordance with agreed-upon contractual terms. For certain contracts, billings occur subsequent to revenue recognition, resulting in unbilled receivables. Under ASC 606, unbilled receivables constitute contract assets. For certain contracts, payment terms typically require advanced payments and deposits. Under ASC 606, payments received from customers in excess of revenue recognized to-date results in a contract liability.

Shipping and Handling Costs

Shipping and Handling Costs

Shipping and handling costs charged to customers are included in revenue, while all other shipping and handling costs are included in cost of revenues in the accompanying unaudited condensed statements of operations. Shipping and handling costs were not material during the three months ended March 31, 2026 and 2025.

Shipping and Handling Costs

Shipping and handling costs charged to customers are included in revenue, while all other shipping and handling costs are included in cost of revenues in the accompanying audited consolidated statements of operations. Shipping and handling costs were not material during the years ended December 31, 2025 and 2024.

Advertising and Marketing

Advertising and Marketing

Advertising and marketing costs are expensed as incurred and included in sales and marketing expense. Advertising and marketing costs were $143 thousand and $22 thousand for the three months ended March 31, 2026 and 2025, respectively.

Advertising and Marketing

Advertising and marketing costs are expensed as incurred and included in sales and marketing expense. Advertising and marketing costs were not material during the years ended December 31, 2025 and 2024.

Leases

Leases

Operating lease assets are included within lease right-of-use assets, net and operating lease liabilities are included in operating lease liabilities, current and operating lease liabilities, net of current on the unaudited condensed balance sheets as of March 31, 2026 and December 31, 2025. The Company has elected not to present short-term leases as these leases have a lease term of 12 months or less at lease inception and do not contain purchase options or renewal terms that the Company is reasonably certain to exercise. Lease payments for short-term leases are recognized on a straight-line basis over the term of the lease. All other lease right-of-use assets and operating lease liabilities are recognized based on the present value of lease payments over the lease term at commencement date. Because the Company’s lease does not provide an implicit rate of return, the Company used an incremental borrowing rate based on the information available at adoption date in determining the present value of lease payments.

The Company assesses whether an arrangement is a lease or contains a lease at inception. For arrangements considered leases or that contain a lease that is accounted for separately, the Company determines the classification and initial measurement of the lease right-of-use assets and operating lease liabilities at the lease commencement date, which is the date that the underlying asset becomes available for use. The Company has elected to account for non-lease components associated with its leases and lease components as a single lease component.

The Company recognizes a lease right-of-use asset, which represents the Company’s right to use the underlying asset for the lease term, and an operating lease liability, which represents the present value of the Company’s obligation to make payments arising over the lease term. The operating lease liability is based on the present value of its unpaid minimum lease payments over the lease term, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the incremental borrowing rate which is the rate the Company pays to borrow on a collateralized basis.

If a lease is modified, the modified contract is evaluated to determine whether it is or contains a lease. If a lease continues to exist, the lease modification is determined to be a separate contract when the modification grants the lessee an additional right-of-use that is not included in the original lease and the lease payments increase commensurate with the standalone price for the additional right-of-use. A lease modification that results in a separate contract will be accounted for in the same manner as a new lease. For a modification that is not a separate contract, the Company reassess the lease classification using the modified terms and conditions and the facts and circumstances as of the effective date of the modification and recognize the amount of the remeasurement of the operating lease liability for the modified lease as an adjustment to the corresponding lease right-of-use asset.

Leases

Operating lease assets are included within lease right-of-use assets, net and operating lease liabilities are included in operating lease liabilities, current and operating lease liabilities, net of current on the consolidated balance sheets as of December 31, 2025 and 2024. The Company has elected not to present short-term leases as these leases have a lease term of 12 months or less at lease inception and do not contain purchase options or renewal terms that the Company is reasonably certain to exercise. Lease payments for short-term leases are recognized on a straight-line basis over the term of the lease. All other lease right-of-use assets and operating lease liabilities are recognized based on the present value of lease payments over the lease term at commencement date. Because the Company’s lease does not provide an implicit rate of return, the Company used an incremental borrowing rate based on the information available at adoption date in determining the present value of lease payments.

The Company assesses whether an arrangement is a lease or contains a lease at inception. For arrangements considered leases or that contain a lease that is accounted for separately, the Company determines the classification and initial measurement of the lease right-of-use assets and operating lease liabilities at the lease commencement date, which is the date that the underlying asset becomes available for use. The Company has elected to account for non-lease components associated with its leases and lease components as a single lease component.

The Company recognizes a lease right-of-use asset, which represents the Company’s right to use the underlying asset for the lease term, and an operating lease liability, which represents the present value of the Company’s obligation to make payments arising over the lease term. The operating lease liability is based on the present value of its unpaid minimum lease payments over the lease term, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the incremental borrowing rate which is the rate the Company pays to borrow on a collateralized basis.

If a lease is modified, the modified contract is evaluated to determine whether it is or contains a lease. If a lease continues to exist, the lease modification is determined to be a separate contract when the modification grants the lessee an additional right-of-use that is not included in the original lease and the lease payments increase commensurate with the standalone price for the additional right-of-use. A lease modification that results in a separate contract will be accounted for in the same manner as a new lease. For a modification that is not a separate contract, the Company reassess the lease classification using the modified terms and conditions and the facts and circumstances as of the effective date of the modification and recognize the amount of the remeasurement of the operating lease liability for the modified lease as an adjustment to the corresponding lease right-of-use asset.

Share-Based Compensation

Share-Based Compensation

The Company accounts for share-based compensation in accordance with FASB ASC Topic 718, Compensation—Stock Compensation. Compensation cost for share-based awards granted to employees, directors, and officers is measured at the grant-date fair value of the award and recognized as expense over the requisite service period, which is generally the vesting period of the award. The fair value of restricted stock units is determined based on the closing price of the Company’s common stock on the grant date. The fair value of stock options is determined using the Black-Scholes option pricing model, which requires the use of subjective assumptions including expected term, expected volatility, risk-free interest rate, and expected dividend yield. The Company has elected to recognize forfeitures as they occur in accordance with ASU 2016-09. The Company adopted the Elauwit Connection, Inc. 2025 Stock Incentive Plan (the “Plan”) in November 2025. See Note 12 — Stock-Based Compensation for additional information regarding the Plan and stock-based compensation activity for the period.

Share-Based Compensation

In November 2025, the Company adopted the Elauwit Connection, Inc. 2025 Stock Incentive Plan (the “Plan”). As of December 31, 2025, no awards had been granted under the Plan, and accordingly, no share-based compensation expense was recognized for the periods presented. The Company will account for future awards under the Plan in accordance with FASB Accounting Standards Codification Topic 718, Compensation—Stock Compensation.

Income Taxes

Income Taxes

The Company utilizes an asset and liability approach for financial accounting and reporting for income taxes. The provision for income taxes is based upon income or loss after adjustment for those permanent items that are not considered in the determination of taxable income. Deferred income taxes represent the tax effects of differences between the financial reporting and tax basis of the Company’s assets and liabilities at the enacted tax rates in effect for the years in which the differences are expected to reverse.

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance when it is more likely than not that some portion or all the deferred tax assets will not be realized. Management makes judgments as to the interpretation of the tax laws that might be challenged upon an audit and cause changes to previous estimates of tax liabilities. In management’s opinion, adequate provisions for income taxes have been made. If actual taxable income by tax jurisdiction varies from estimates, additional allowances or reversals of reserves may be necessary.

Tax benefits are recognized only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely to be realized upon settlement. A liability for “unrecognized tax benefits” is recorded for any tax benefits claimed in the Company’s tax returns that do not meet these recognition and measurement standards. As of March 31, 2026 and December 31, 2025, no liability for unrecognized tax benefits was required to be recorded.

The Company’s policy for recording interest and penalties associated with tax audits is to record such items as a component of operating expenses. There were no amounts accrued for penalties and interest as of March 31, 2026 and December 31, 2025. The Company does not expect its uncertain tax positions to change during the next twelve months. Management is currently unaware of any issues under review that could result in significant payments, accruals or material deviations from its position.

The Company had not yet filed its United States federal and state corporate tax returns for the year ended December 31, 2025, but will be filed prior to their extended due date. Net operating losses for these periods will not be available to reduce future taxable income until the returns are filed.

On July 4, 2025, the One Big Beautiful Bill (the “OBBB”) Act, which includes a broad range of tax reform provisions, was signed into law in the United States and the Company continues to assess its impact. The Company has evaluated the impact of the OBBB Act on its 2025 financial statements and determined that the legislation did not have a material impact on the Company’s income tax provision or effective tax rate for the year ended December 31, 2025. The Company currently does not expect the OBBB Act to have a material impact on its estimated annual effective tax rate in 2026.

Income Taxes

The Company utilizes an asset and liability approach for financial accounting and reporting for income taxes. The provision for income taxes is based upon income or loss after adjustment for those permanent items that are not considered in the determination of taxable income. Deferred income taxes represent the tax effects of differences between the financial reporting and tax basis of the Company’s assets and liabilities at the enacted tax rates in effect for the years in which the differences are expected to reverse.

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance when it is more likely than not that some portion or all the deferred tax assets will not be realized. Management makes judgments as to the interpretation of the tax laws that might be challenged upon an audit and cause changes to previous estimates of tax liabilities. In management’s opinion, adequate provisions for income taxes have been made. If actual taxable income by tax jurisdiction varies from estimates, additional allowances or reversals of reserves may be necessary.

Tax benefits are recognized only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely to be realized upon settlement. A liability for “unrecognized tax benefits” is recorded for any tax benefits claimed in the Company’s tax returns that do not meet these recognition and measurement standards. As of December 31, 2025 and 2024 no liability for unrecognized tax benefits was required to be recorded.

The Company’s policy for recording interest and penalties associated with tax audits is to record such items as a component of operating expenses. There were no amounts accrued for penalties and interest as of December 31, 2025 and 2024. The Company does not expect its uncertain tax positions to change during the next twelve months. Management is currently unaware of any issues under review that could result in significant payments, accruals or material deviations from its position.

The Company had not yet filed its United States federal and state corporate tax returns for the year ended December 31, 2025, but will be filed prior to their extended due date. Net operating losses for these periods will not be available to reduce future taxable income until the returns are filed.

On July 4, 2025, the One Big Beautiful Bill (the “OBBB”) Act, which includes a broad range of tax reform provisions, was signed into law in the United States and the Company continues to assess its impact. The Company has evaluated the impact of the OBBB Act on its 2025 financial statements and determined that the legislation did not have a material impact on the Company’s income tax provision or effective tax rate for the year ended December 31, 2025. The Company currently does not expect the OBBB Act to have a material impact on its estimated annual effective tax rate in 2026.

Basic and Diluted Net Loss per Share of Common Stock

Basic and Diluted Net Loss per Share of Common Stock

The Company calculates basic net loss per share by dividing net loss by the weighted average number of common shares outstanding during the reporting period. A net loss cannot be diluted so when the Company is in a net loss position, basic and diluted loss per common share are the same. If in the future the Company achieves profitability, the denominator of a diluted earnings per common share calculation will include both the weighted average number of shares outstanding and the number of common stock equivalents, if the inclusion of such common stock equivalents would be dilutive.

Basic and Diluted Net Loss per Share of Common Stock

The Company calculates basic net loss per share by dividing net loss by the weighted average number of common shares outstanding during the reporting period. A net loss cannot be diluted so when the Company is in a net loss position, basic and diluted loss per common share are the same. If in the future the Company achieves profitability, the denominator of a diluted earnings per common share calculation will include both the weighted average number of shares outstanding and the number of common stock equivalents, if the inclusion of such common stock equivalents would be dilutive.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company measures the fair value of financial assets and liabilities based on the guidance of FASB Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Fair Value of Financial Instruments

The Company measures the fair value of financial assets and liabilities based on the guidance of FASB Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Fair Value Measurements

Fair Value Measurements

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an ordinary transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

●	Level 1 - quoted prices in active markets for identical assets or liabilities;
●	Level 2 - quoted prices for similar assets and liabilities in active markets or inputs that are observable; and
●	Level 3 - inputs that are unobservable.

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, approximates the carrying amounts in the unaudited condensed balance sheets, primarily due to their short-term nature. Based upon current borrowing rates with similar maturities the carrying value of long-term debt, and related party loans payable approximates fair value. The estimated fair value of the Company’s SAFE liabilities is based on Level 3 inputs. Refer to Note 10.

Fair Value Measurements

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an ordinary transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

●	Level 1 — quoted prices in active markets for identical assets or liabilities;
●	Level 2 — quoted prices for similar assets and liabilities in active markets or inputs that are observable; and
●	Level 3 — inputs that are unobservable.

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, approximates the carrying amounts in the consolidated balance sheets, primarily due to their short-term nature. Based upon current borrowing rates with similar maturities the carrying value of long-term debt, and related party loans payable approximates fair value. The estimated fair value of the Company’s SAFE liabilities were based on Level 3 inputs. See Note 9 - SAFE.

Recently Adopted Accounting Standards and Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Adopted Accounting Standards

In December 2023, the FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which requires public entities to disclose consistent categories and greater disaggregation of information in the rate reconciliation and for income taxes paid, among other amendments to enhance the effectiveness of income tax disclosures. The Company adopted ASU 2023-09 prospectively for the annual reporting period ended December 31, 2025. The adoption resulted in enhanced disclosure requirements but did not have a material impact on the Company’s unaudited condensed financial statements.

In November 2024, the FASB issued ASU 2024-04, Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments (“ASU 2024-04”), which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. The Company adopted ASU 2024-04 on January 1, 2026 on a prospective basis. The adoption did not have an impact on the Company’s unaudited condensed financial statements as the Company has no convertible debt outstanding.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). ASU 2025-05 introduces a practical expedient that permits entities to assume that current conditions as of the balance sheet date remain unchanged throughout the remaining life of the asset when developing an estimate of expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. The Company adopted ASU 2025-05 on January 1, 2026. The Company did not elect to apply the practical expedient and continues to apply its existing methodology for estimating expected credit losses on current trade accounts receivable, as described above. The adoption did not have a material impact on the Company’s unaudited condensed financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), which requires public business entities to disclose, in interim and annual reporting periods, additional information about specified categories of expenses included in commonly presented income statement line items (such as cost of revenues and selling, general and administrative expenses). In January 2025, the FASB issued ASU 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”), which clarifies that the amendments in ASU 2024-03 are effective for all public business entities for annual reporting periods beginning after December 15, 2026 and for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted, and the amendments may be applied either on a prospective or retrospective basis. The Company is currently assessing the potential impact that ASU 2024-03, as clarified by ASU 2025-01, will have on its unaudited condensed financial statement disclosures and has not yet selected an adoption method or elected to early adopt.

In September 2025, the FASB issued ASU 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”). ASU 2025-06 modernizes the cost recognition guidance for internal-use software development costs by replacing the existing project-stage based model with a principles-based framework, incorporates website development guidance previously codified in Subtopic 350-50, and updates certain disclosure requirements. ASU 2025-06 is effective for all entities for annual reporting periods beginning after December 15, 2027 and interim reporting periods within those annual reporting periods, with early adoption permitted. The Company is currently assessing the potential impact that ASU 2025-06 will have on its unaudited condensed financial statements.

Management does not believe that any other recently issued, but not yet effective, authoritative guidance, if currently adopted, would have a material impact on the Company’s unaudited condensed unaudited financial statement presentation or disclosures.

Recently Adopted Accounting Standards

In December 2023, the FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which requires public entities to disclose consistent categories and greater disaggregation of information in the rate reconciliation and for income taxes paid, among other amendments to enhance the effectiveness of income tax disclosures. The Company adopted this standard prospectively for the annual reporting period ending December 31, 2025. The adoption of ASU 2023-09 resulted in enhanced disclosure requirements but did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement (Topic 220): Reporting Comprehensive Income - Expense Disaggregation Disclosures, Disaggregation of Income Statement Expenses (“ASU 2024-03”), that requires public companies to disclose, in interim and reporting periods, additional information about certain expenses in the financial statements. Further clarified by ASU 2025-01, Income Statement (Topic 220): Reporting Comprehensive Income - Expense Disaggregation Disclosures, Disaggregation of Income Statement Expenses, issued in December 2025. The ASU is effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted and is effective on either a prospective basis or retrospective basis. The Company is currently assessing the potential impacts of ASU 2024-03.

In November 2024, the FASB issued ASU 2024-04, Debt with Conversion and Other Options (Subtopic 470-20) (“ASU 2024-04”), which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. ASU 2024-04 is effective for annual periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted for all entities that have adopted the amendments in Update 2020-06. Adoption can be on a prospective or retrospective basis. The Company is currently evaluating the disclosure impact that ASU 2024-04 may have on its audited consolidated financial statement presentation and disclosures.

In July 2025, the FASB issued ASU 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). This standard introduces a practical expedient that companies can choose to apply when determining allowances for credit losses. Specifically, it permits companies to assume that the current conditions as of the balance sheet date remain unchanged throughout the remaining life of the assets. This standard is effective for the Company for annual reporting periods beginning after December 15, 2025, and requires prospective application. The Company is currently evaluating the impact of ASU 2025-05, however, does not expect it to have a material impact on its financial statements.

In December 2025, the FASB issued ASU No. 2025-12, Codification Improvements. The guidance clarifies, corrects errors in or makes other improvements to a variety of topics in the Codification that are intended to make it easier to understand and apply. The amendments apply to all reporting entities in the scope of the affected accounting guidance. The new guidance will become effective for the Company beginning on January 1, 2027, can be adopted using either a prospective or retrospective method, and early adoption is permitted. The Company early adopted this ASU for the year ended December 31, 2025 for Issue 10 relating clarifying the methods to account for stock retirements. ASU 2025-12 clarifies that deducting the entire excess of the repurchase price over par or stated value when shares are retired from additional paid-in-capital is explicitly permitted (See Note 8 – Equity Offerings). Management is currently evaluating the impact of the remaining issues of the new standard on the Company’s financial statements.

Management does not believe that any other recently issued, but not yet effective, authoritative guidance, if currently adopted, would have a material impact on the Company’s audited consolidated financial statement presentation or disclosures.